10Q EARNINGS PER SHARE - Schedule of Computations of Basic and Diluted EPS for Continuing and Discontinued Operations (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Income from continuing operations attributable to Global Payments	$ 237,081	$ 240,826	$ 1,323,711	$ 643,928	$ (177,719)
Income from discontinued operations attributable to Global Payments	68,653	72,481	246,654	342,305	289,212
Net income attributable to Global Payments	$ 305,734	$ 313,307	$ 1,570,365	$ 986,233	$ 111,493
Basic weighted-average number of shares outstanding (in shares)	246,749	256,926	254,291	261,126	275,191
Plus: Dilutive effect of stock options and other share-based awards (in shares)	411	662	554	572	385
Diluted weighted-average number of shares outstanding (in shares)	247,160	257,588	254,845	261,698	275,576
Basic earnings per share attributable to Global Payments:
Continuing operations (in USD per share)	$ 0.96	$ 0.94	$ 5.21	$ 2.47	$ (0.64)
Discontinued operations (in USD per share)	0.28	0.28	0.97	1.31	1.05
Discontinued operations (in USD per share)	1.24	1.22	6.18	3.78	0.41
Diluted earnings per share attributable to Global Payments:
Continuing operations (in USD per share)	0.96	0.94	5.19	2.46	(0.64)
Discontinued operations (in USD per share)	0.28	0.28	0.97	1.31	1.04
Total diluted earnings per share attributable to Global Payments (in USD per share)	$ 1.24	$ 1.22	$ 6.16	$ 3.77	$ 0.40